GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL [Abstract]
GOODWILL
NOTE 10:-	GOODWILL

Changes in goodwill for the years ended December 31, 2011 and 2010, by reporting unit are as follows:

	Syneron	LI	Fluorinex	RBT	SBI	Total

As of January 1, 2010	$8,206	$2,875	$1,501	$2,528	$-	$15,110
Acquisitions and others	-	75	-	-	3,394	3,469

As of December 31, 2010	8,206	2,950	1,501	2,528	3,394	18,579
Acquisitions and others	-	55	-	-	233	288

As of December 31, 2011	$8,206	$3,005	$1,501	$2,528	$3,627	$18,867